Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income I Portfolio

March 31, 2019

VIPFLI-I-QTLY-0519
1.830289.113

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 11.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	7,497	$242,080
VIP Equity-Income Portfolio Investor Class (a)	12,015	253,636
VIP Growth & Income Portfolio Investor Class (a)	14,918	289,866
VIP Growth Portfolio Investor Class (a)	3,623	247,866
VIP Mid Cap Portfolio Investor Class (a)	2,296	70,273
VIP Value Portfolio Investor Class (a)	13,330	186,226
VIP Value Strategies Portfolio Investor Class (a)	7,803	91,136
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,121,092)		1,381,083

International Equity Funds - 10.2%
VIP Emerging Markets Portfolio Investor Class (a)	50,384	576,894
VIP Overseas Portfolio Investor Class (a)	34,458	702,601
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,164,056)		1,279,495

Bond Funds - 55.2%
Fidelity Inflation-Protected Bond Index Fund (a)	157,318	1,540,148
Fidelity Long Term Treasury Bond Index Fund (a)	52,261	688,799
VIP High Income Portfolio Investor Class (a)	47,725	251,510
VIP Investment Grade Bond Portfolio Investor Class (a)	350,956	4,450,119
TOTAL BOND FUNDS
(Cost $6,836,291)		6,930,576

Short-Term Funds - 23.6%
VIP Government Money Market Portfolio Investor Class 2.23% (a)(b)
(Cost $2,954,149)	2,954,149	2,954,149
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,075,588)		12,545,303
NET OTHER ASSETS (LIABILITIES) - 0.0%		6
NET ASSETS - 100%		$12,545,309

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,490,170	$37,118	$34,168	$1,539	$(539)	$47,567	$1,540,148
Fidelity Long Term Treasury Bond Index Fund	668,624	28,817	35,508	4,915	615	26,251	688,799
VIP Contrafund Portfolio Investor Class	241,292	28,778	33,291	28,776	2,004	3,297	242,080
VIP Emerging Markets Portfolio Investor Class	555,428	--	61,596	--	(2,149)	85,211	576,894
VIP Equity-Income Portfolio Investor Class	253,181	17,338	28,562	17,338	(2,810)	14,489	253,636
VIP Government Money Market Portfolio Investor Class 2.23%	2,850,429	169,143	65,423	15,187	--	--	2,954,149
VIP Growth & Income Portfolio Investor Class	288,609	32,748	36,017	30,920	1,944	2,582	289,866
VIP Growth Portfolio Investor Class	246,633	16,288	37,707	16,287	4,832	17,820	247,866
VIP High Income Portfolio Investor Class	249,193	4,483	18,651	2,207	(530)	17,015	251,510
VIP Investment Grade Bond Portfolio Investor Class	4,316,950	110,164	113,767	18,974	(751)	137,523	4,450,119
VIP Mid Cap Portfolio Investor Class	70,167	8,554	10,589	7,814	(229)	2,370	70,273
VIP Overseas Portfolio Investor Class	700,163	32,516	79,390	26,381	(8,367)	57,679	702,601
VIP Value Portfolio Investor Class	185,960	12,312	25,837	12,183	1,814	11,977	186,226
VIP Value Strategies Portfolio Investor Class	90,745	9,054	14,834	9,054	(132)	6,303	91,136
Total	$12,207,544	$507,313	$595,340	$191,575	$(4,298)	$430,084	$12,545,303

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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